Debt (Schedule of Debt Maturities) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Long-term Debt, Fiscal Year Maturity [Abstract]
2013		$ 10,550
2014		10,550
2015		10,550
2016		10,550
2017		10,550
2018		10,550
2019		989,063
2020		490,000
Long-term debt		1,542,363
Long-term Debt, Gross, Fiscal Year Maturity [Abstract]
2013	5,330
2014	10,660
2015	10,660
2016	10,660
2017	10,660
2018	10,660
2019	1,002,040
2020	490,000
Long-term debt	$ 1,550,670	$ 1,542,363